INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets [text block]
NOTE 19. INTANGIBLE ASSETS

	12-31-2020	12-31-2019
Classes of Intangible Assets, Net	ThU.S.$	ThU.S.$
Intangible assets, net	102,090	106,252
Computer software	31,877	39,065
Water rights	5,684	5,966
Customer	35,092	39,981
Other identifiable intangible assets	29,437	21,240
Classes of intangible Assets, Gross	232,391	220,222
Computer software	116,315	113,487
Water rights	5,684	5,966
Customer	75,626	74,723
Other identifiable intangible assets	34,766	26,046
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(130,301)	(113,970)
Accumulated amortization and impairment, intangible assets	(130,301)	(113,970)
Computer software	(84,438)	(74,422)
Customer	(40,534)	(34,742)
Other identifiable intangible assets	(5,329)	(4,806)

Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2020
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	39,065	5,966	39,981	21,240	106,252
Changes
Additions	6,084	-	-	4,461	10,545
Additions through business combination	-	-	-	5,162	5,162
Disposals	(10)	-	-	-	(10)
Amortization	(10,112)	-	(5,120)	(329)	(15,561)
Increase (Decrease) related to foreign currency translation	(277)	-	231	(116)	(162)
Other Increases (Decreases)	(2,873)	(282)	-	(981)	(4,136)
Changes Total	(7,188)	(282)	(4,889)	8,197	(4,162)
Closing Balance	31,877	5,684	35,092	29,437	102,090

	12-31-2019
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,545	5,966	41,634	15,948	90,093
Changes
Additions	17,908	-	-	4,472	22,380
Additions through business combination	223	-	2,800	1,300	4,323
Disposals	(67)	-	-	-	(67)
Amortization	(8,008)	-	(4,769)	(360)	(13,137)
Increase (Decrease) related to foreign currency translation	177	-	316	(120)	373
Other Increases (Decreases)	2,287	-	-	-	2,287
Changes Total	12,520	-	(1,653)	5,292	16,159
Closing Balance	39,065	5,966	39,981	21,240	106,252

Years of Useful life (Average)
Computer Software	5
Customer	15
Brands	7

The amortization of custo
m
er and computer software is presented in the Consolidated Statements of Profit or Loss under the Administrative Expenses line item.